UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Parametric Tax-Managed Emerging Markets Fund

Class I EITEX

Semi-Annual Shareholder Report December 31, 2025

This semi-annual shareholder report contains important information about the Parametric Tax-Managed Emerging Markets Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$551,608,706
# of Portfolio Holdings	1,416
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Asia
51.3%
Latin America
15.4%
Emerging Europe
12.8%
Middle East
10.2%
Africa
8.9%
North America
0.9%
Developed Europe
0.5%

Value	Value
Developed Europe	0.5%
North America	0.9%
Africa	8.9%
Middle East	10.2%
Emerging Europe	12.8%
Latin America	15.4%
Asia	51.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Tencent Holdings Ltd.	1.2%
Delta Electronics (Thailand) PCL	1.1%
Samsung Electronics Co. Ltd.	1.0%
Naspers Ltd., Class N	0.9%
America Movil SAB de CV, Series B	0.8%
Vingroup JSC	0.7%
MTN Group Ltd.	0.7%
Grupo Mexico SAB de CV, Series B	0.6%
Bharti Airtel Ltd.	0.6%
Total	9.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report December 31, 2025

EITEX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Parametric
Tax-Managed Emerging
Markets Fund
Semi-Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information December 31, 2025
Parametric
Tax-Managed Emerging Markets Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 101.0%
Security	Shares	Value
Argentina — 1.0%
Banco BBVA Argentina SA ADR	11,711	$ 211,618
Banco Macro SA ADR(1)(2)	1,900	171,304
Central Puerto SA ADR(1)	18,400	322,000
CRESUD SA ADR(1)	6,822	86,162
IRSA Inversiones y Representaciones SA ADR(1)	16,898	279,493
Loma Negra Cia Industrial Argentina SA ADR(1)(2)	13,400	173,530
MercadoLibre, Inc.(1)	940	1,893,405
Pampa Energia SA ADR(1)(2)	6,575	581,953
Telecom Argentina SA ADR	17,600	204,336
Transportadora de Gas del Sur SA, Class B ADR(1)	16,270	505,834
YPF SA ADR(1)(2)	29,664	1,072,650
		$ 5,502,285
Bahrain — 0.5%
Al Salam Bank BSC	3,649,079	$ 2,133,054
GFH Financial Group BSC	956,057	593,257
		$ 2,726,311
Bangladesh — 0.5%
Al-Arafah Islami Bank PLC(1)	356,656	$ 43,591
Bangladesh Export Import Co. Ltd.(1)(3)	260,017	0
Beximco Pharmaceuticals PLC(1)	241,766	201,607
BRAC Bank PLC	464,740	239,842
British American Tobacco Bangladesh Co. Ltd.	85,478	173,881
City Bank PLC	538,525	107,594
Eastern Bank PLC	339,385	67,500
GrameenPhone Ltd.	97,958	206,925
Jamuna Oil Co. Ltd.	50,340	69,136
Khan Brothers PP Woven Bag Industries Ltd.	156,154	60,642
LafargeHolcim Bangladesh PLC	246,241	94,139
LankaBangla Finance PLC(1)	629,970	63,381
Meghna Petroleum Ltd.	38,062	59,889
Olympic Industries PLC	50,610	56,832
Padma Oil PLC	25,811	35,525
Pubali Bank PLC	506,234	127,929
Robi Axiata PLC	456,067	105,171
Square Pharmaceuticals PLC	533,712	867,224
Summit Power Ltd.	372,759	37,458
Unique Hotel & Resorts PLC	194,668	60,973
United Commercial Bank PLC(1)	1,306,891	111,304
Uttara Bank PLC	516,701	96,439
		$ 2,886,982
Security	Shares	Value
Botswana — 0.5%
First National Bank of Botswana Ltd.	1,246,418	$ 500,625
Letshego Africa Holdings Ltd.(1)	2,688,951	178,300
Sechaba Breweries Holdings Ltd.	731,999	2,050,869
		$ 2,729,794
Brazil — 4.8%
Adecoagro SA(2)	5,342	$ 42,362
Allos SA	33,689	174,396
AMBEV SA	477,925	1,203,011
Arcos Dorados Holdings, Inc., Class A	25,165	184,711
Axia Energia, Class B, PFC Shares	65,766	629,126
Axia Energia, Class C, PFC Shares(1)	17,285	154,941
B3 SA - Brasil Bolsa Balcao	78,355	199,485
Banco Bradesco SA, PFC Shares	112,930	369,716
Banco BTG Pactual SA	19,700	188,723
Banco do Brasil SA	55,200	220,321
BB Seguridade Participacoes SA	13,800	91,158
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR(2)	27,695	660,536
Cia Energetica de Minas Gerais, PFC Shares	87,660	177,580
Cia Siderurgica Nacional SA ADR(1)(2)	51,900	83,040
Cogna Educacao SA	461,230	265,837
Construtora Tenda SA	23,300	104,501
Cosan SA(1)	87,216	84,080
Cury Construtora e Incorporadora SA	21,300	125,292
Cyrela Brazil Realty SA Empreendimentos e Participacoes	64,624	348,304
Direcional Engenharia SA	57,300	147,695
Embraer SA	54,100	867,680
Energisa SA	13,200	113,472
Eneva SA(1)	65,700	241,678
Engie Brasil Energia SA	17,955	102,780
Equatorial SA	54,600	383,227
Fleury SA	83,895	229,615
Gerdau SA, PFC Shares	81,920	302,339
GPS Participacoes e Empreendimentos SA(4)	39,644	116,562
Grupo Mateus SA	59,000	48,520
Hapvida Participacoes e Investimentos SA(1)(4)	30,837	82,681
Hypera SA	51,500	221,198
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	34,500	72,847
Isa Energia Brasil SA, PFC Shares	19,852	99,758
Itau Unibanco Holding SA, PFC Shares	72,596	518,834
Itausa SA, PFC Shares	104,627	222,853
JBS NV BDR(1)	39,501	568,669
JHSF Participacoes SA	45,370	65,437
Klabin SA, PFC Shares	261,085	178,723

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Localiza Rent a Car SA	68,732	$ 543,983
Localiza Rent a Car SA, PFC Shares(1)	2,643	20,016
Lojas Renner SA	151,240	370,405
Magazine Luiza SA	50,715	82,366
Marcopolo SA, PFC Shares	66,660	72,549
MBRF Global Foods Co. SA	42,124	153,247
Metalurgica Gerdau SA, PFC Shares	75,198	122,780
Motiva Infraestrutura de Mobilidade SA	87,500	239,927
MRV Engenharia e Participacoes SA(1)	47,000	66,719
Multiplan Empreendimentos Imobiliarios SA	27,000	134,069
Natura Cosmeticos SA(1)	55,700	75,532
NU Holdings Ltd., Class A(1)	46,800	783,432
Odontoprev SA	89,700	183,227
Petroleo Brasileiro SA, PFC Shares	394,891	2,216,703
Prio SA(1)	29,300	220,209
Raia Drogasil SA	142,955	609,701
Rede D'Or Sao Luiz SA(4)	228,200	1,690,165
Rumo SA	51,099	137,383
Sendas Distribuidora SA	157,100	208,208
Sitios Latinoamerica SAB de CV(1)	4	1
SLC Agricola SA	24,100	70,448
Smartfit Escola de Ginastica e Danca SA	59,800	253,816
StoneCo Ltd., Class A(1)	7,900	116,841
Suzano SA	51,041	478,600
Telefonica Brasil SA	157,060	940,356
TIM SA	195,000	756,788
TOTVS SA	125,300	957,582
Transmissora Alianca de Energia Eletrica SA	9,676	74,366
Ultrapar Participacoes SA	73,348	276,964
Vale SA	162,618	2,123,314
Vibra Energia SA	258,052	1,191,098
Vivara Participacoes SA	37,500	226,746
WEG SA	109,328	965,798
YDUQS Participacoes SA	28,300	62,784
		$ 26,317,811
Bulgaria — 0.3%
Bulgartabac Holding AD(1)	3,450	$ 4,809
Industrial Holding Bulgaria PLC(1)	443,968	417,832
Sopharma AD	739,785	1,239,346
		$ 1,661,987
Chile — 2.5%
Aguas Andinas SA, Class A, Series A	522,654	$ 213,996
Banco de Chile	4,234,435	817,287
Banco de Credito e Inversiones SA	9,960	645,127
Security	Shares	Value
Chile (continued)
Banco Santander Chile ADR	23,249	$ 723,276
CAP SA(1)	14,684	120,823
Cencosud SA	327,793	1,052,432
Cencosud Shopping SA	148,006	382,534
Cia Cervecerias Unidas SA ADR(2)	23,700	302,412
Cia Sud Americana de Vapores SA	10,549,689	547,784
Colbun SA	1,586,584	253,666
Embotelladora Andina SA, Class B, Series B ADR	18,372	512,577
Empresa Nacional de Telecomunicaciones SA	73,866	385,378
Empresas CMPC SA	283,375	444,641
Empresas COPEC SA	104,873	821,385
Enel Americas SA	3,821,067	362,505
Enel Chile SA	6,569,086	539,222
Engie Energia Chile SA	118,694	177,162
Falabella SA	276,610	1,928,483
Inversiones Aguas Metropolitanas SA	149,380	170,186
Parque Arauco SA	182,081	603,725
Plaza SA	94,688	334,547
Quinenco SA	108,178	525,682
Ripley Corp. SA	469,201	218,546
Sociedad Quimica y Minera de Chile SA ADR(1)(2)	23,800	1,637,440
SONDA SA	236,334	89,815
Vina Concha y Toro SA	162,058	184,397
		$ 13,995,028
China — 15.7%
AAC Technologies Holdings, Inc.	70,500	$ 353,431
Agricultural Bank of China Ltd., Class H	323,000	240,287
Air China Ltd., Class H(1)	366,000	332,770
Akeso, Inc.(1)(2)(4)	38,000	553,049
Alibaba Group Holding Ltd. ADR(2)	10,354	1,517,689
Alibaba Health Information Technology Ltd.(1)	550,000	359,174
Aluminum Corp. of China Ltd., Class H	534,000	835,951
Anhui Conch Cement Co. Ltd., Class H	186,000	528,118
ANTA Sports Products Ltd.	47,143	489,560
Baidu, Inc. ADR(1)(2)	5,200	679,432
Bank of China Ltd., Class H	844,275	484,046
Bank of Communications Co. Ltd., Class H	369,000	306,286
Baoshan Iron & Steel Co. Ltd., Class A	104,100	111,018
Beijing Enterprises Holdings Ltd.	95,500	390,696
Beijing Enterprises Water Group Ltd.	806,000	254,842
Beijing Haixin Energy Technology Co. Ltd., Class A(1)	85,280	56,138
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	234,800	173,088
BeOne Medicines Ltd. ADR(1)(2)	4,425	1,344,359
BOE Technology Group Co. Ltd., Class A	353,900	213,261
BYD Co. Ltd., Class H	41,014	501,222

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
BYD Electronic International Co. Ltd.(2)	92,500	$ 400,579
CGN Power Co. Ltd., Class H(4)	1,143,000	430,070
Changchun High-Tech Industry Group Co. Ltd., Class A	11,600	153,619
Chaozhou Three-Circle Group Co. Ltd., Class A	49,900	326,184
China CITIC Bank Corp. Ltd., Class H	153,000	136,531
China Conch Venture Holdings Ltd.	132,000	159,638
China Construction Bank Corp., Class H	722,745	715,380
China Everbright Environment Group Ltd.(2)	262,148	162,237
China Gas Holdings Ltd.	340,800	336,393
China Hongqiao Group Ltd.	202,500	850,444
China International Marine Containers Group Co. Ltd., Class H	105,261	126,463
China Life Insurance Co. Ltd., Class H	106,000	374,703
China Longyuan Power Group Corp. Ltd., Class H	219,000	187,015
China Mengniu Dairy Co. Ltd.	163,000	312,886
China Merchants Bank Co. Ltd., Class H	56,000	380,962
China Merchants Port Holdings Co. Ltd.	84,000	163,583
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A(3)	935,251	0
China Nonferrous Mining Corp. Ltd.	118,000	223,872
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	77,200	509,269
China Oilfield Services Ltd., Class H	266,000	239,026
China Overseas Land & Investment Ltd.	346,360	546,991
China Petroleum & Chemical Corp., Class H	3,344,200	2,008,716
China Power International Development Ltd.(2)	694,000	288,182
China Railway Group Ltd., Class H	400,000	196,869
China Resources Beer Holdings Co. Ltd.	112,000	378,257
China Resources Land Ltd.	262,611	918,692
China Resources Pharmaceutical Group Ltd.(2)(4)	221,500	126,780
China Resources Power Holdings Co. Ltd.(2)	272,000	605,481
China Shenhua Energy Co. Ltd., Class H	431,574	2,154,887
China Southern Airlines Co. Ltd., Class H(1)	562,500	420,875
China State Construction International Holdings Ltd.	180,000	210,524
China Tourism Group Duty Free Corp. Ltd., Class A	11,076	149,985
China Vanke Co. Ltd., Class H(1)(2)	452,317	191,181
China Yangtze Power Co. Ltd., Class A	196,200	763,510
Chinasoft International Ltd.(2)	272,000	174,035
CITIC Ltd.	415,000	644,959
CITIC Securities Co. Ltd., Class H	43,500	153,515
CMOC Group Ltd., Class H	1,020,000	2,534,211
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	330,000	407,968
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	350,294	618,455
Country Garden Services Holdings Co. Ltd.	153,425	119,105
CRRC Corp. Ltd., Class H	327,000	250,949
CSPC Pharmaceutical Group Ltd.	924,560	1,003,187
Security	Shares	Value
China (continued)
Daqo New Energy Corp. ADR(1)	5,500	$ 162,250
Dongyue Group Ltd.	189,000	263,061
East Money Information Co. Ltd., Class A	35,789	118,655
Fufeng Group Ltd.	162,000	164,428
Full Truck Alliance Co. Ltd. ADR	36,500	391,645
Ganfeng Lithium Group Co. Ltd., Class A	23,100	207,885
Ganfeng Lithium Group Co. Ltd., Class H(2)(4)	72,000	481,783
GCL Technology Holdings Ltd.(1)(2)	568,000	77,423
GDS Holdings Ltd., Class A(1)	34,300	149,802
GEM Co. Ltd., Class A	124,200	148,595
Giant Biogene Holding Co. Ltd.(2)(4)	29,200	125,000
GoerTek, Inc., Class A	14,500	59,581
Great Wall Motor Co. Ltd., Class H	154,259	302,415
Guangdong Investment Ltd.	294,829	257,209
Guanghui Energy Co. Ltd., Class A	306,545	215,668
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H(2)	46,000	104,952
Haier Smart Home Co. Ltd., Class A	85,729	320,151
Hansoh Pharmaceutical Group Co. Ltd.(2)(4)	176,000	815,466
Hengan International Group Co. Ltd.	39,500	141,931
Hua Hong Semiconductor Ltd., Class H(1)(4)	66,000	631,680
Huadian Power International Corp. Ltd., Class H	448,000	234,352
Huadong Medicine Co. Ltd., Class A	30,560	172,573
Hualan Biological Engineering, Inc., Class A	59,670	129,203
Huaneng Power International, Inc., Class H	764,000	563,036
Huayu Automotive Systems Co. Ltd., Class A	82,100	234,943
Hundsun Technologies, Inc., Class A	23,173	100,012
Iflytek Co. Ltd., Class A	37,950	273,387
Industrial & Commercial Bank of China Ltd., Class H	619,000	500,898
Industrial Bank Co. Ltd., Class A	17,782	53,599
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	34,300	140,475
Innovent Biologics, Inc.(1)(4)	90,000	880,803
J&T Global Express Ltd.(1)	194,600	261,933
JD Health International, Inc.(1)(4)	63,250	452,982
JD Logistics, Inc.(1)(4)	77,200	113,585
JD.com, Inc., Class A	38,150	548,568
Jiangsu Expressway Co. Ltd., Class H	268,000	343,993
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	53,872	459,562
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	38,750	211,825
Jiangxi Copper Co. Ltd., Class H	255,000	1,409,460
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	41,300	103,703
KE Holdings, Inc. ADR	71,400	1,125,264
Kingboard Holdings Ltd.	71,200	268,941
Kingdee International Software Group Co. Ltd.(1)	244,000	418,308
Kingsoft Corp. Ltd.(2)	44,400	162,886

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Kunlun Energy Co. Ltd.	510,000	$ 487,528
Kweichow Moutai Co. Ltd., Class A	4,910	968,173
Legend Biotech Corp. ADR(1)	5,317	115,592
Lenovo Group Ltd.	414,000	492,327
Li Auto, Inc., Class A(1)(2)	15,100	127,446
Li Ning Co. Ltd.	70,312	168,947
Longfor Group Holdings Ltd.(2)(4)	155,000	170,867
LONGi Green Energy Technology Co. Ltd., Class A(1)	241,144	627,852
Luxshare Precision Industry Co. Ltd., Class A	21,651	176,097
Luzhou Laojiao Co. Ltd., Class A	7,900	131,514
Maanshan Iron & Steel Co. Ltd., Class H(1)	1,305,000	421,649
Meituan, Class B(1)(4)	53,141	704,235
MMG Ltd.(1)(2)	1,232,000	1,391,997
NARI Technology Co. Ltd., Class A	96,652	310,995
NAURA Technology Group Co. Ltd., Class A	5,400	354,703
NetEase, Inc. ADR	7,200	990,864
Ningxia Baofeng Energy Group Co. Ltd., Class A	41,400	116,298
Nongfu Spring Co. Ltd., Class H(4)	24,200	146,093
Orient Overseas International Ltd.	8,500	137,055
PDD Holdings, Inc. ADR(1)	6,600	748,374
PetroChina Co. Ltd., Class H	2,370,300	2,554,942
PICC Property & Casualty Co. Ltd., Class H	130,000	273,313
Ping An Insurance Group Co. of China Ltd., Class H(2)	75,046	630,364
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	145,015	163,296
Poly Developments and Holdings Group Co. Ltd., Class A	74,600	65,136
Sanan Optoelectronics Co. Ltd., Class A	53,900	109,132
SDIC Power Holdings Co. Ltd., Class A	112,800	211,856
Shandong Gold Mining Co. Ltd., Class A	86,844	479,200
Shandong Gold Mining Co. Ltd., Class H(4)	116,500	518,680
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	276,400	178,213
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(2)	98,500	247,689
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	173,400	253,544
Shenergy Co. Ltd., Class A	227,799	253,574
Shenwan Hongyuan Group Co. Ltd., Class A	139,900	105,518
Shenzhen Energy Group Co. Ltd., Class A	290,352	270,916
Shenzhen Inovance Technology Co. Ltd., Class A	37,700	406,306
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	56,300	399,062
Sichuan Chuantou Energy Co. Ltd., Class A	152,000	302,360
Sino Biopharmaceutical Ltd.	1,422,750	1,131,993
Sinopec Oilfield Service Corp., Class H(1)(2)	2,725,500	245,075
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,272,000	223,880
Sinopharm Group Co. Ltd., Class H	138,800	347,075
Sinotruk Hong Kong Ltd.	50,500	179,222
SITC International Holdings Co. Ltd.	84,000	300,585
Smoore International Holdings Ltd.(2)(4)	115,000	176,108
Security	Shares	Value
China (continued)
Sunny Optical Technology Group Co. Ltd.	43,400	$ 366,497
TBEA Co. Ltd., Class A	100,584	319,491
TCL Technology Group Corp., Class A	410,080	266,673
Tencent Holdings Ltd.	91,511	7,022,877
Tingyi (Cayman Islands) Holding Corp.	278,000	421,489
TravelSky Technology Ltd., Class H	93,000	122,865
Trip.com Group Ltd. ADR	8,800	632,808
Tsingtao Brewery Co. Ltd., Class H	70,000	438,810
Uni-President China Holdings Ltd.	290,000	302,486
Wanhua Chemical Group Co. Ltd., Class A	41,920	459,906
Want Want China Holdings Ltd.	391,000	233,438
Weichai Power Co. Ltd., Class H	222,200	539,238
WH Group Ltd.(4)	573,500	638,887
Wuliangye Yibin Co. Ltd., Class A	21,600	327,561
WuXi AppTec Co. Ltd., Class H(4)	22,000	278,972
WuXi Biologics Cayman, Inc.(1)(4)	200,000	808,763
Xiaomi Corp., Class B(1)(4)	438,801	2,214,553
Xinyi Glass Holdings Ltd.(2)	132,000	140,372
Xinyi Solar Holdings Ltd.(2)	432,000	165,240
Yangzijiang Financial Holding Ltd.	316,000	98,146
Yangzijiang Shipbuilding Holdings Ltd.	186,200	503,018
Yankuang Energy Group Co. Ltd., Class H	639,600	790,470
Youngor Fashion Co. Ltd., Class A	80,800	87,865
Yuexiu Property Co. Ltd.	109,000	55,544
Yunnan Baiyao Group Co. Ltd., Class A	20,557	166,967
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,500	132,868
Zhaojin Mining Industry Co. Ltd., Class H	278,000	1,097,692
Zhejiang Expressway Co. Ltd., Class H	274,000	252,384
Zhuzhou CRRC Times Electric Co. Ltd., Class H	60,800	294,213
Zijin Mining Group Co. Ltd., Class H	546,000	2,499,825
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(2)	209,800	209,401
ZTE Corp., Class H(2)	172,939	604,206
		$ 86,393,626
Colombia — 0.6%
Cementos Argos SA	256,701	$ 731,162
Ecopetrol SA	1,302,151	644,233
Geopark Ltd.(2)	11,800	87,438
Grupo Argos SA	24,040	107,986
Grupo Cibest SA	18,160	332,297
Grupo Cibest SA ADR	9,000	572,490
Grupo de Inversiones Suramericana SA	18,433	263,204
Interconexion Electrica SA ESP	110,389	720,329
		$ 3,459,139

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Croatia — 0.7%
Adris Grupa DD, PFC Shares	6,147	$ 592,836
Arena Hospitality Group DD	2,091	85,989
Atlantic Grupa DD	2,113	116,284
Ericsson Nikola Tesla DD	881	196,611
Hrvatski Telekom DD	25,199	1,228,212
Koncar-Elektroindustrija DD	284	233,355
Plava Laguna DD	217	88,013
Podravka Prehrambena Ind DD	2,414	425,163
Valamar Riviera DD	93,891	716,687
Zagrebacka Banka DD	6,564	185,048
		$ 3,868,198
Czech Republic — 0.6%
CEZ AS	39,089	$ 2,460,149
Colt CZ Group SE	5,528	198,789
Komercni Banka AS	8,045	453,574
Moneta Money Bank AS(4)	22,255	209,147
Philip Morris CR AS	176	158,576
		$ 3,480,235
Egypt — 0.7%
Abou Kir Fertilizers & Chemical Industries	131,900	$ 141,025
Commercial International Bank - Egypt (CIB)	468,309	1,011,057
Eastern Co. SAE	901,970	701,532
EFG Holding SAE(1)	329,280	172,001
E-Finance for Digital & Financial Investments	375,212	145,443
Egyptian International Pharmaceutical Industries Co.	37,035	60,172
ElSewedy Electric Co.	321,993	528,202
Fawry for Banking & Payment Technology Services SAE(1)	341,269	115,329
Madinet Masr For Housing & Development	728,217	64,578
Misr Fertilizers Production Co. SAE	236,714	151,358
Oriental Weavers	309,329	150,773
Talaat Moustafa Group	268,673	450,657
U Consumer Finance(1)	98,962	19,502
		$ 3,711,629
Estonia — 0.5%
Tallink Grupp AS	2,438,014	$ 1,668,706
TKM Grupp AS	81,562	910,536
		$ 2,579,242
Ghana — 0.2%
Aluworks Ltd.(1)(3)	5,176,100	$ 0
CalBank PLC(1)	341,902	20,897
Security	Shares	Value
Ghana (continued)
Societe Generale Ghana PLC	1,345,362	$ 576,497
Unilever Ghana PLC	249,000	469,317
		$ 1,066,711
Greece — 1.4%
Aegean Airlines SA	6,052	$ 101,377
Alpha Bank SA	115,150	483,984
Athens Water Supply & Sewage Co. SA	7,175	66,203
Costamare Bulkers Holdings Ltd.(1)	2,793	43,040
Costamare, Inc.	13,966	220,523
Eurobank SA, Class A	169,361	680,944
GEK TERNA SA	9,891	295,328
Hellenic Telecommunications Organization SA	37,632	744,847
Helleniq Energy Holdings SA	23,858	234,119
Holding Co. ADMIE IPTO SA	39,952	142,663
HUUUGE, Inc.(1)(4)	13,930	92,420
JUMBO SA	22,835	748,699
LAMDA Development SA(1)	8,969	74,971
Metlen Energy & Metals PLC(1)	10,614	548,801
Motor Oil (Hellas) Corinth Refineries SA	18,280	674,397
National Bank of Greece SA	60,470	922,316
OPAP SA	28,777	644,663
Public Power Corp. SA	23,724	506,944
Titan SA	9,557	588,826
		$ 7,815,065
Hungary — 0.7%
Magyar Telekom Telecommunications PLC	60,229	$ 329,779
MOL Hungarian Oil & Gas PLC	100,132	897,350
OTP Bank Nyrt	14,418	1,545,958
Richter Gedeon Nyrt	33,234	1,004,661
		$ 3,777,748
Iceland — 0.5%
Alvotech SA(1)	18,000	$ 92,340
Arion Banki Hf.(4)	210,165	338,225
Brim Hf.	523,945	307,206
Eik Fasteignafelag Hf.	1,131,355	124,248
Eimskipafelag Islands Hf.	20,268	43,987
Festi Hf.	203,114	524,749
Hagar Hf.	396,887	369,813
Heimar Hf.	236,668	70,202
Icelandair Group Hf.(1)	4,838,238	34,233
Islandsbanki Hf.	101,860	119,828
Kvika banki Hf.	595,941	87,388
Olgerdin Egill Skallagrims Hf.(1)	893,270	126,664

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Reitir Fasteignafelag Hf.	82,656	$ 84,871
Sildarvinnslan Hf.	274,152	214,263
Siminn Hf.	2,013,433	234,365
Sjova-Almennar Tryggingar Hf.	328,847	114,079
Syn Hf.(1)	166,726	24,068
		$ 2,910,529
India — 6.8%
ABB India Ltd.	2,412	$ 138,854
ACC Ltd.	3,567	68,995
Adani Enterprises Ltd.	8,725	217,438
Adani Green Energy Ltd.(1)	9,292	105,006
Adani Ports & Special Economic Zone Ltd.	13,219	216,396
Adani Power Ltd.(1)	185,895	295,528
Adani Total Gas Ltd.	22,093	139,411
Alkem Laboratories Ltd.	3,800	232,752
Apollo Hospitals Enterprise Ltd.	3,512	275,406
Ashok Leyland Ltd.	151,080	301,489
Asian Paints Ltd.	13,099	404,121
Astral Ltd.	4,133	63,930
Aurobindo Pharma Ltd.	23,200	305,373
Avenue Supermarts Ltd.(1)(4)	4,100	172,635
Axis Bank Ltd.	25,838	365,362
Bajaj Auto Ltd.	1,140	118,579
Bajaj Finance Ltd.	20,000	219,940
Bharat Forge Ltd.	14,994	245,578
Bharat Petroleum Corp. Ltd.	73,200	313,129
Bharti Airtel Ltd.	138,700	3,255,495
Biocon Ltd.	15,452	67,741
Bosch Ltd.	952	381,877
Britannia Industries Ltd.	3,000	201,291
CG Power & Industrial Solutions Ltd.	24,000	173,032
Cipla Ltd.	26,154	439,591
Colgate-Palmolive (India) Ltd.	4,100	94,754
Container Corp. of India Ltd.	14,735	86,126
Cummins India Ltd.	1,875	92,533
Dabur India Ltd.	16,400	91,959
Divi's Laboratories Ltd.	6,919	491,779
DLF Ltd.	38,758	296,539
Dr. Lal PathLabs Ltd.(4)	8,428	138,965
Dr. Reddy's Laboratories Ltd.	32,090	453,800
Eicher Motors Ltd.	3,700	301,190
Embassy Office Parks REIT	41,800	202,639
Fortis Healthcare Ltd.	43,036	423,267
GAIL (India) Ltd.	144,000	276,183
GlaxoSmithKline Pharmaceuticals Ltd.	6,312	173,769
Security	Shares	Value
India (continued)
Glenmark Pharmaceuticals Ltd.	12,558	$ 284,441
Godrej Consumer Products Ltd.	9,364	127,455
Godrej Properties Ltd.(1)	7,252	161,789
Grasim Industries Ltd.	8,195	258,072
Havells India Ltd.	10,504	166,648
HCL Technologies Ltd.	42,337	765,173
HDFC Bank Ltd.	43,632	481,998
HDFC Life Insurance Co. Ltd.(4)	7,000	58,481
Hero MotoCorp Ltd.	7,524	483,471
Hindalco Industries Ltd.	29,400	290,157
Hindustan Aeronautics Ltd.(5)	5,400	263,945
Hindustan Petroleum Corp. Ltd.	73,122	406,457
Hindustan Unilever Ltd.	23,929	616,656
Hindustan Zinc Ltd.	27,461	187,217
ICICI Bank Ltd.	36,451	545,547
Indian Hotels Co. Ltd.	22,700	186,840
Indian Oil Corp. Ltd.	132,000	244,711
Indian Railway Catering & Tourism Corp. Ltd.	8,800	67,103
IndusInd Bank Ltd.(1)	5,700	54,837
Info Edge India Ltd.	27,000	400,808
Infosys Ltd.	94,613	1,703,874
InterGlobe Aviation Ltd.(4)	3,500	197,419
ITC Hotels Ltd.(1)	7,184	15,806
ITC Ltd.	71,847	322,457
Jindal Steel Ltd.	26,049	305,391
Jio Financial Services Ltd.	45,331	148,882
JSW Steel Ltd.	30,895	400,729
Kotak Mahindra Bank Ltd.	9,041	221,780
Kwality Wall's India Ltd.(1)	23,929	10,170
Larsen & Toubro Ltd.	11,538	524,381
Laurus Labs Ltd.(4)	18,991	234,089
LTIMindtree Ltd.(4)	2,744	185,331
Lupin Ltd.	13,532	317,856
Mahindra & Mahindra Ltd.	15,361	634,395
Marico Ltd.	24,500	204,507
Maruti Suzuki India Ltd.	3,087	574,120
Max Healthcare Institute Ltd.	25,200	293,112
Mphasis Ltd.	4,679	145,227
Nestle India Ltd.	17,300	247,892
NTPC Ltd.	178,878	656,614
Persistent Systems Ltd.	5,600	390,959
Petronet LNG Ltd.	70,400	222,518
Phoenix Mills Ltd.	17,000	351,022
PI Industries Ltd.	3,875	139,771
Pidilite Industries Ltd.	8,400	138,579
Piramal Finance Ltd.(1)	9,818	179,474

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Power Grid Corp. of India Ltd.	139,964	$ 412,720
PVR Inox Ltd.(1)	5,206	58,812
Reliance Industries Ltd.	171,624	3,003,182
SBI Life Insurance Co. Ltd.(4)	2,900	65,734
Siemens Energy India Ltd.(1)	3,216	91,407
Siemens Ltd.	3,216	109,793
SRF Ltd.	3,242	111,083
State Bank of India GDR(5)	1,968	214,024
Sun Pharmaceutical Industries Ltd.	35,292	675,764
Tata Communications Ltd.	20,183	409,908
Tata Consultancy Services Ltd.	33,114	1,183,136
Tata Consumer Products Ltd.	22,090	292,957
Tata Elxsi Ltd.	1,500	87,551
Tata Motors Ltd.(1)	22,186	102,563
Tata Motors Passenger Vehicles Ltd.	22,186	90,795
Tata Power Co. Ltd.	113,900	481,508
Tata Steel Ltd.	197,542	395,727
Tech Mahindra Ltd.	27,077	479,605
Titan Co. Ltd.	11,734	529,712
Torrent Pharmaceuticals Ltd.	7,900	338,142
Trent Ltd.	3,000	143,073
Tube Investments of India Ltd.	2,704	78,642
United Spirits Ltd.	14,200	228,176
UPL Ltd.	25,559	226,334
Varun Beverages Ltd.	27,500	150,130
Vedanta Ltd.	52,000	349,874
Vodafone Idea Ltd.(1)	841,401	100,871
Voltas Ltd.	14,121	213,885
Wipro Ltd.	86,106	252,444
Zydus Life Sciences Ltd.	19,960	203,341
		$ 37,741,506
Indonesia — 2.6%
AKR Corporindo Tbk. PT	974,300	$ 73,498
Alamtri Resources Indonesia Tbk. PT	3,538,300	383,441
Amman Mineral Internasional PT(1)	681,500	262,377
Aneka Tambang Tbk. PT	1,547,400	291,502
Astra Agro Lestari Tbk. PT	213,500	94,459
Astra International Tbk. PT	4,279,900	1,717,767
Astrindo Nusantara Infrastructure Tbk. PT(1)	14,364,900	73,973
Bank Central Asia Tbk. PT	1,051,200	507,621
Bank Mandiri Persero Tbk. PT	770,400	234,920
Bank Negara Indonesia Persero Tbk. PT	373,400	97,555
Bank Rakyat Indonesia Persero Tbk. PT	1,527,228	334,473
Barito Renewables Energy Tbk. PT(1)	1,423,900	827,815
Bukalapak.com Tbk. PT(1)	14,207,700	134,402
Security	Shares	Value
Indonesia (continued)
Bukit Asam Tbk. PT	807,500	$ 111,710
Chandra Asri Pacific Tbk. PT	724,200	303,316
Charoen Pokphand Indonesia Tbk. PT	943,800	254,916
Ciputra Development Tbk. PT	3,435,600	170,592
Elang Mahkota Teknologi Tbk. PT	3,975,100	257,531
GoTo Gojek Tokopedia Tbk. PT(1)	265,846,400	1,016,538
Indah Kiat Pulp & Paper Tbk. PT	574,600	292,153
Indocement Tunggal Prakarsa Tbk. PT	157,900	70,634
Indofood CBP Sukses Makmur Tbk. PT	340,600	167,174
Indofood Sukses Makmur Tbk. PT	819,000	332,127
Indosat Tbk. PT	756,000	105,080
Japfa Comfeed Indonesia Tbk. PT	594,100	93,079
Jasa Marga (Persero) Tbk. PT	612,900	125,072
Kalbe Farma Tbk. PT	8,791,300	634,254
Map Aktif Adiperkasa PT	2,430,400	97,351
MD Entertainment Tbk. PT(1)	394,790	343,341
Medikaloka Hermina Tbk. PT(5)	2,797,800	230,978
Mitra Adiperkasa Tbk. PT	1,435,700	100,178
Mitra Keluarga Karyasehat Tbk. PT(5)	935,900	133,484
Pertamina Geothermal Energy PT(4)	1,594,400	107,465
Perusahaan Gas Negara Tbk. PT	2,827,100	323,053
Petrindo Jaya Kreasi Tbk. PT	3,121,000	436,658
Sarana Menara Nusantara Tbk. PT	4,365,400	153,061
Semen Indonesia Persero Tbk. PT	863,000	136,090
Sumber Alfaria Trijaya Tbk. PT	1,689,800	199,760
Surya Citra Media Tbk. PT	5,124,900	103,562
Surya Semesta Internusa Tbk. PT	1,059,800	106,612
Telkom Indonesia Persero Tbk. PT	6,423,900	1,344,107
Unilever Indonesia Tbk. PT	677,300	105,521
United Tractors Tbk. PT	602,400	1,065,055
XLSMART Telecom Sejahtera Tbk. PT	731,300	164,372
		$ 14,118,627
Jordan — 0.6%
Arab Bank PLC	116,766	$ 1,128,758
Arab Potash	13,801	737,372
Capital Bank of Jordan	20,818	92,270
International General Insurance Holdings Ltd.	12,200	306,098
Jordan Islamic Bank	19,244	125,032
Jordan Petroleum Refinery Co.	59,793	496,490
Jordan Phosphate Mines	8,503	284,197
Jordanian Electric Power Co.	67,684	351,510
		$ 3,521,727
Kazakhstan — 0.6%
Freedom Holding Corp.(1)	2,400	$ 292,032

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kazakhstan (continued)
Halyk Savings Bank of Kazakhstan JSC GDR(5)	36,909	$ 1,104,740
Kaspi.KZ JSC ADR(1)	3,710	289,862
KCell JSC GDR(1)(3)(5)	203,224	0
NAC Kazatomprom JSC GDR(5)	32,207	1,797,151
		$ 3,483,785
Kenya — 0.7%
ABSA Bank Kenya PLC	527,120	$ 99,507
East African Breweries PLC	359,076	753,188
Equity Group Holdings PLC	1,165,800	600,699
KCB Group PLC	804,860	411,806
Safaricom PLC	8,255,000	1,825,979
		$ 3,691,179
Kuwait — 1.3%
Agility Global PLC	1,031,757	$ 342,824
Agility Public Warehousing Co. KSCC	365,871	167,640
Al Ahli Bank of Kuwait KSCP	105,953	101,221
Boubyan Bank KSCP	91,350	212,187
Boubyan Petrochemicals Co. KSCP	95,970	183,006
Gulf Bank KSCP	193,218	223,926
Gulf Cables & Electrical Industries Group Co. KSCP	13,228	90,073
Humansoft Holding Co. KSC	18,898	161,205
Kuwait Finance House KSCP	685,315	1,805,567
Kuwait International Bank KSCP	155,876	138,756
Mabanee Co. KPSC	254,544	901,943
Mobile Telecommunications Co. KSCP	387,776	653,733
National Bank of Kuwait SAKP	547,567	1,805,277
National Industries Group Holding SAK	448,351	435,192
		$ 7,222,550
Lebanon — 0.0%
Bank Audi SAL GDR(1)(3)(5)	15,000	$ 0
		$ 0
Lithuania — 0.5%
Apranga PVA	85,161	$ 344,216
Artea Bankas AB	931,034	1,029,959
KN Energies AB	1,044,642	498,423
Rokiskio Suris	157,707	845,270
		$ 2,717,868
Malaysia — 2.3%
Axiata Group Bhd.	192,175	$ 119,314
Bermaz Auto Bhd.	327,300	57,246
Bumi Armada Bhd.	605,000	43,910
Security	Shares	Value
Malaysia (continued)
CelcomDigi Bhd.	422,600	$ 332,157
CIMB Group Holdings Bhd.	147,724	299,985
Dialog Group Bhd.	991,150	409,730
Fraser & Neave Holdings Bhd.	26,000	227,497
Gamuda Bhd.	342,600	419,570
Genting Bhd.	391,000	290,798
Greatech Technology Bhd.(1)	281,600	109,095
Hibiscus Petroleum Bhd.	144,200	53,186
Hong Leong Bank Bhd.	26,500	144,533
IGB Real Estate Investment Trust	202,800	136,432
IHH Healthcare Bhd.	693,100	1,494,819
IJM Corp. Bhd.	72,240	40,336
Inari Amertron Bhd.	1,398,150	576,856
IOI Corp. Bhd.	160,200	157,948
ITMAX SYSTEM Bhd.	111,200	130,644
Kossan Rubber Industries Bhd.	587,700	157,663
KPJ Healthcare Bhd.	443,100	293,561
Kuala Lumpur Kepong Bhd.	29,450	145,076
Mah Sing Group Bhd.	409,600	97,179
Malayan Banking Bhd.	132,286	341,547
Malaysian Pacific Industries Bhd.	16,600	131,609
Maxis Bhd.	297,300	277,474
MBM Resources Bhd.	63,400	81,375
MISC Bhd.	55,240	106,152
Mr DIY Group M Bhd.(4)	562,700	211,851
Padini Holdings Bhd.	200,100	88,318
Petronas Chemicals Group Bhd.	106,800	95,362
Petronas Dagangan Bhd.	100,700	495,034
Petronas Gas Bhd.	50,974	227,940
PPB Group Bhd.	21,360	58,201
Press Metal Aluminium Holdings Bhd.	503,200	882,529
Public Bank Bhd.	342,790	383,270
QL Resources Bhd.	98,200	91,695
RHB Bank Bhd.	70,159	133,260
Riverstone Holdings Ltd.(2)	446,600	302,040
SD Guthrie Bhd.	207,609	293,157
Sime Darby Bhd.	217,645	115,224
Sunway Bhd.	136,000	188,371
Sunway Real Estate Investment Trust	512,000	291,421
Supermax Corp. Bhd.(1)	1,629,120	134,195
Telekom Malaysia Bhd.	189,500	375,693
Tenaga Nasional Bhd.	132,831	448,713
TIME dotCom Bhd.	154,100	212,231
Top Glove Corp. Bhd.	1,115,720	177,259
ViTrox Corp. Bhd.	213,500	208,867
VS Industry Bhd.	1,715,364	204,245

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Malaysia (continued)
Yinson Holdings Bhd.	320,000	$ 185,944
Zetrix Ai Bhd.	173,700	34,607
		$ 12,515,119
Mauritius — 0.6%
Alteo Ltd.	383,939	$ 100,669
CIEL Ltd.	3,055,969	575,315
CIM Financial Services Ltd.	471,828	172,673
ENL Ltd.	57,167	7,783
IBL Ltd.	160,284	102,061
Lavastone Ltd.	2,649,077	72,763
Lighthouse Properties PLC	824,036	419,902
MCB Group Ltd.	93,106	875,927
Miwa Sugar Ltd.(1)	383,939	53,704
Newenlrogers Ltd.	349,474	165,476
Phoenix Beverages Ltd.	23,053	313,806
SBM Holdings Ltd.	806,564	116,344
Terra Mauricia Ltd.	84,900	35,123
United Basalt Products Ltd.	64,613	76,738
		$ 3,088,284
Mexico — 5.3%
Alpek SAB de CV(1)(2)	216,944	$ 111,318
Alsea SAB de CV	215,100	645,509
America Movil SAB de CV, Series B	4,195,790	4,331,514
Arca Continental SAB de CV	25,800	278,667
Cemex SAB de CV, Series CPO	1,727,318	1,983,670
Coca-Cola Femsa SAB de CV(2)	37,610	357,188
Concentradora Fibra Danhos SA de CV	243,100	378,133
Corp. Inmobiliaria Vesta SAB de CV(2)	229,100	700,754
El Puerto de Liverpool SAB de CV, Class C1(2)	119,200	661,946
Empresas ICA SAB de CV(1)(2)(3)	21,849	0
FIBRA Macquarie Mexico(4)	201,713	378,838
Fibra Uno Administracion SA de CV	598,067	898,720
Fomento Economico Mexicano SAB de CV, Series UBD	125,000	1,263,571
GCC SAB de CV(2)	21,400	216,953
Genomma Lab Internacional SAB de CV, Class B(2)	144,400	143,618
Gruma SAB de CV, Class B(2)	13,000	223,464
Grupo Aeroportuario del Centro Norte SAB de CV	52,500	712,595
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	61,900	1,619,111
Grupo Aeroportuario del Sureste SAB de CV, Class B	27,954	901,793
Grupo Bimbo SAB de CV, Series A(2)	137,408	450,205
Grupo Carso SAB de CV, Series A1(2)	91,500	601,209
Grupo Comercial Chedraui SA de CV(2)	17,000	116,383
Grupo Elektra SAB de CV(1)(3)	3,319	68,767
Grupo Financiero Banorte SAB de CV, Class O	98,000	907,973
Security	Shares	Value
Mexico (continued)
Grupo Financiero Inbursa SAB de CV, Class O	266,716	$ 643,110
Grupo Mexico SAB de CV, Series B	347,656	3,285,911
Grupo Televisa SAB, Series C(2)	318,600	186,303
Industrias Penoles SAB de CV(1)(2)	18,649	979,680
Kimberly-Clark de Mexico SAB de CV, Class A(2)	77,110	164,476
Megacable Holdings SAB de CV(2)	55,900	160,894
Nemak SAB de CV(1)(4)	1,641,216	330,841
Ollamani SAB(1)	13,023	55,686
Operadora De Sites Mexicanos SAB de CV, Class A1(2)	233,764	197,968
Orbia Advance Corp. SAB de CV(1)	138,967	120,234
Prologis Property Mexico SA de CV	291,224	1,216,486
Promotora y Operadora de Infraestructura SAB de CV	34,350	509,751
Sigma Foods SAB de CV, Series A(2)	699,969	612,218
Ternium SA ADR	7,422	283,446
Vista Energy SAB de CV ADR(1)(2)	35,400	1,722,564
Wal-Mart de Mexico SAB de CV	317,964	988,986
		$ 29,410,453
Morocco — 0.7%
Attijariwafa Bank	7,499	$ 600,059
Bank of Africa	4,089	100,800
Banque Centrale Populaire	4,384	139,235
Co. Sucrerie Marocaine et de Raffinage	18,969	423,647
Itissalat Al-Maghrib	57,814	689,259
Label Vie	283	142,377
LafargeHolcim Maroc SA	1,107	223,068
Managem SA	936	655,542
Societe d'Exploitation des Ports	5,955	619,427
TAQA Morocco SA	723	167,746
		$ 3,761,160
Oman — 0.6%
Al Anwar Ceramic Tiles Co. SAOG	72,000	$ 34,776
Bank Muscat SAOG	810,980	700,524
Bank Nizwa SAOG	634,842	174,763
National Bank of Oman SAOG	263,458	261,476
Oman Cement Co. SAOG	99,831	128,207
Oman Flour Mills Co. SAOG	75,841	93,547
Oman Telecommunications Co. SAOG	244,062	659,647
Omani Qatari Telecommunications Co. SAOG	204,765	151,473
OQ Exploration & Production SAOG	290,850	271,869
OQ Gas Networks SAOC	460,800	232,181
Renaissance Services SAOG	235,753	194,080
Sembcorp Salalah Power & Water Co. SAOG	377,934	202,533
Sohar International Bank SAOG	626,550	257,086
		$ 3,362,162

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pakistan — 0.6%
Engro Holdings Ltd.(1)	147,139	$ 124,094
Fauji Fertilizer Co. Ltd.	167,205	352,621
Habib Bank Ltd.	133,780	155,187
Hub Power Co. Ltd.	360,081	284,848
IBEX Holdings Ltd.(1)	5,700	217,626
Lucky Cement Ltd.	271,915	463,586
Mari Energies Ltd.	73,632	188,413
MCB Bank Ltd.	83,014	112,435
Meezan Bank Ltd.	116,683	185,313
Millat Tractors Ltd.	42,892	81,162
Nishat Mills Ltd.	155,957	98,634
Oil & Gas Development Co. Ltd.	199,423	200,053
Pakistan Oilfields Ltd.	55,863	121,400
Pakistan Petroleum Ltd.	207,887	174,898
Pakistan State Oil Co. Ltd.	118,797	200,757
Systems Ltd.	525,765	319,887
TRG Pakistan Ltd.(1)	154,478	40,093
United Bank Ltd.	120,292	182,163
		$ 3,503,170
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	13,600	$ 606,560
Copa Holdings SA, Class A	5,974	720,524
		$ 1,327,084
Peru — 1.2%
Alicorp SAA	15,006	$ 47,771
Cia de Minas Buenaventura SAA ADR	62,538	1,740,433
Credicorp Ltd.	5,996	1,720,852
Ferreycorp SAA	63,418	73,586
Orygen Peru SAA	80,699	64,586
Southern Copper Corp.	21,480	3,081,736
		$ 6,728,964
Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	151,700	$ 72,244
Aboitiz Power Corp.	570,100	426,319
Alliance Global Group, Inc.	873,800	121,845
Apex Mining Co., Inc.	241,100	51,143
Ayala Corp.	24,828	197,460
Ayala Land, Inc.	272,408	103,859
Ayala Land, Inc.(1)(3)	3,534,608	0
Bank of the Philippine Islands	114,488	225,850
BDO Unibank, Inc.	139,537	318,687
Bloomberry Resorts Corp.	627,500	27,086
Century Pacific Food, Inc.	620,600	411,267
Security	Shares	Value
Philippines (continued)
Converge Information & Communications Technology Solutions, Inc.	349,000	$ 90,941
DigiPlus Interactive Corp.	305,900	84,294
Globe Telecom, Inc.	7,734	208,008
GT Capital Holdings, Inc.	8,700	87,977
International Container Terminal Services, Inc.	79,720	765,014
JG Summit Holdings, Inc.	298,772	119,904
Jollibee Foods Corp.	156,940	479,381
Manila Electric Co.	56,804	554,272
Manila Water Co., Inc.	104,800	71,785
Megaworld Corp.	2,140,300	75,759
Metropolitan Bank & Trust Co.	126,499	147,162
Monde Nissin Corp.(4)	1,566,500	154,628
PLDT, Inc.	20,100	430,606
Puregold Price Club, Inc.	267,040	172,539
Semirara Mining & Power Corp.	321,220	154,112
SM Investments Corp.	48,580	577,083
SM Prime Holdings, Inc.	716,650	276,929
Universal Robina Corp.	175,710	200,875
		$ 6,607,029
Poland — 2.5%
Allegro.eu SA(1)(4)	67,467	$ 578,932
Asseco Poland SA	13,348	845,591
Bank Millennium SA(1)	32,516	150,154
Bank Polska Kasa Opieki SA	9,363	531,085
Budimex SA	5,686	1,005,883
CCC SA(1)(2)	4,600	152,587
CD Projekt SA	14,559	972,627
Cyfrowy Polsat SA(1)	43,504	147,497
Dino Polska SA(1)(4)	107,880	1,238,597
Grupa Kety SA	1,077	273,460
InPost SA(1)(2)	27,708	340,496
KGHM Polska Miedz SA(1)	16,428	1,276,424
KRUK SA	1,376	188,279
LPP SA	216	1,248,099
mBank SA(1)	627	185,426
Neuca SA	578	131,117
Orange Polska SA	168,212	476,576
ORLEN SA	55,108	1,471,204
PGE Polska Grupa Energetyczna SA(1)	140,840	344,208
Powszechna Kasa Oszczednosci Bank Polski SA	40,893	965,156
Powszechny Zaklad Ubezpieczen SA	31,110	575,829
Santander Bank Polska SA	2,500	377,919
Tauron Polska Energia SA(1)	167,120	401,343
		$ 13,878,489

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Qatar — 1.1%
Al Meera Consumer Goods Co. QSC	28,548	$ 114,095
Al Rayan Bank	186,973	112,518
Barwa Real Estate Co.	320,609	229,869
Commercial Bank PSQC	116,405	134,087
Ezdan Holding Group QSC(1)	181,730	52,720
Gulf International Services QSC	460,440	322,515
Industries Qatar QSC	267,679	875,500
Mazaya Real Estate Development QPSC(1)	297,835	46,783
Medicare Group	42,294	76,915
Mesaieed Petrochemical Holding Co.	585,358	175,458
Ooredoo QPSC	112,086	400,316
Qatar Aluminum Manufacturing Co.	647,748	284,433
Qatar Electricity & Water Co. QSC	85,549	353,434
Qatar Fuel QSC	38,116	158,624
Qatar Gas Transport Co. Ltd.	621,419	764,808
Qatar Insurance Co. SAQ	126,000	70,495
Qatar International Islamic Bank QSC	65,027	203,824
Qatar Islamic Bank QPSC	70,363	462,530
Qatar National Bank QPSC	182,353	933,710
Qatar National Cement Co. QSC	53,503	40,501
United Development Co. QSC	154,435	38,647
Vodafone Qatar PQSC	395,921	264,454
		$ 6,116,236
Romania — 0.6%
Banca Transilvania SA	87,116	$ 605,478
BRD-Groupe Societe Generale SA	33,206	205,875
OMV Petrom SA	3,344,575	767,383
Societatea Energetica Electrica SA	51,840	314,743
Societatea Nationala de Gaze Naturale ROMGAZ SA	409,724	944,069
Societatea Nationala Nuclearelectrica SA	18,481	234,081
Transgaz SA Medias	28,481	432,921
		$ 3,504,550
Russia(6) — 0.0%
Aeroflot PJSC(1)(3)	91,240	$ 0
Evraz PLC(1)(3)	124,952	0
Federal Grid Co.-Rosseti PJSC(1)(3)	202,080,946	0
GMK Norilskiy Nickel PAO(1)(3)	961,000	0
Inter RAO UES PJSC(1)(3)	13,202,001	0
Magnit PJSC(1)(3)	30,561	0
Magnitogorsk Iron & Steel Works PJSC(1)(3)	240,670	0
Mobile TeleSystems PJSC(1)(3)	175,093	0
Moscow Exchange MICEX-RTS PJSC(1)(3)	55,681	0
Mosenergo PJSC(1)(3)	5,882,962	0
Novatek PJSC(1)(3)	64,840	0
Security	Shares	Value
Russia (continued)
OGK-2 PJSC(1)(3)	20,114,000	$ 0
PhosAgro PJSC(1)(3)	5,758	0
PhosAgro PJSC(1)(3)	112	0
PhosAgro PJSC GDR(1)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(1)(3)	83,050	0
Rostelecom PJSC(1)(3)	154,538	0
RusHydro PJSC(1)(3)	51,763,952	0
Sberbank of Russia PJSC(1)(3)	371,510	0
Severstal PAO GDR(1)(3)(5)	40,244	0
Sistema AFK PAO(1)(3)	595,500	0
Surgutneftegas PAO, PFC Shares(1)(3)	388,817	0
Transneft PJSC, PFC Shares(1)(3)	7,000	0
Unipro PAO(1)(3)	5,780,000	0
		$ 0
Saudi Arabia — 3.9%
Abdullah Al Othaim Markets Co.	80,310	$ 131,272
Advanced Petrochemical Co.(1)	6,812	52,901
Al Babtain Power & Telecommunication Co.	25,152	431,661
Al Hammadi Holding	27,426	204,461
Al Rajhi Bank	38,410	997,704
Alandalus Property Co.	23,113	111,546
Aldrees Petroleum and Transport Services Co.	9,885	337,009
Alinma Bank	33,521	217,828
Almarai Co. JSC	62,302	718,862
Arabian Centres Co. Ltd.(4)	40,224	202,422
Arabian Internet & Communications Services Co.	4,076	244,647
Arriyadh Development Co.	15,994	95,443
Bank AlBilad	25,004	165,146
Banque Saudi Fransi	30,802	138,149
Batic Investments and Logistic Co.(1)	116,000	59,981
Bawan Co.(1)	19,236	257,734
Catrion Catering Holding Co.	10,213	218,718
Dallah Healthcare Co.	10,498	350,835
Dar Al Arkan Real Estate Development Co.(1)	105,317	447,786
Dr. Sulaiman Al Habib Medical Services Group Co.	29,618	2,029,718
Elm Co.	7,931	1,581,593
Etihad Etisalat Co.	44,585	783,372
Jamjoom Pharmaceuticals Factory Co.	2,200	83,356
Jarir Marketing Co.	117,587	400,641
Leejam Sports Co. JSC	8,274	219,457
Maharah Human Resources Co.	76,800	131,863
Middle East Healthcare Co.	13,996	121,444
Mouwasat Medical Services Co.	26,503	471,007
Nahdi Medical Co.	6,083	154,010
National Agriculture Development Co.(1)	21,203	103,911

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia (continued)
National Gas & Industrialization Co.	15,924	$ 402,388
National Medical Care Co.	7,751	294,653
Retal Urban Development Co.	40,265	125,701
Riyad Bank	30,309	219,367
SABIC Agri-Nutrients Co.	7,322	215,890
Sahara International Petrochemical Co.	13,750	54,972
Saudi Arabian Mining Co.(1)	49,559	805,010
Saudi Arabian Oil Co.(4)	271,406	1,723,470
Saudi Aramco Base Oil Co.	2,772	70,977
Saudi Automotive Services Co.(1)	21,798	322,465
Saudi Basic Industries Corp.	23,503	321,295
Saudi Ceramic Co.	18,457	134,006
Saudi Chemical Co. Holding	152,398	259,899
Saudi Electricity Co.	277,959	1,041,086
Saudi Ground Services Co.	28,577	276,670
Saudi Industrial Investment Group	12,054	39,852
Saudi National Bank	47,512	479,496
Saudi Public Transport Co.(1)	15,777	40,302
Saudi Real Estate Co.(1)	42,607	146,522
Saudi Research & Media Group(1)	4,167	138,286
Saudi Telecom Co.	132,832	1,521,170
Saudia Dairy & Foodstuff Co.	4,222	277,988
Savola Group(1)	11,486	66,979
Seera Group Holding(1)	55,132	393,892
Sustained Infrastructure Holding Co.	15,031	124,738
United Electronics Co.	18,141	408,441
United International Transportation Co.	6,221	103,376
		$ 21,473,368
Slovenia — 0.7%
Cinkarna Celje DD	1,730	$ 64,107
Krka DD Novo mesto	10,656	2,540,645
Luka Koper	475	40,087
Nova Ljubljanska Banka DD(4)	1,700	364,029
Petrol DD Ljubljana	5,640	341,211
Pozavarovalnica Sava DD	2,294	179,104
Zavarovalnica Triglav DD	1,969	136,913
		$ 3,666,096
South Africa — 5.3%
Altron Ltd., Class A	163,786	$ 196,410
Aspen Pharmacare Holdings Ltd.	140,640	992,047
AVI Ltd.	44,358	283,169
Bid Corp. Ltd.	45,434	1,158,470
Bidvest Group Ltd.	145,080	2,080,471
Burstone Group Ltd.	204,859	113,300
Security	Shares	Value
South Africa (continued)
Clicks Group Ltd.	35,599	$ 725,381
Discovery Ltd.	21,152	290,412
Equites Property Fund Ltd.	201,368	222,977
Exxaro Resources Ltd.	70,912	765,729
FirstRand Ltd.	90,841	497,808
Fortress Real Estate Investments Ltd., Class B	209,536	302,531
Foschini Group Ltd.	27,249	137,537
Gold Fields Ltd.	33,141	1,445,026
Grindrod Ltd.	102,092	104,897
Growthpoint Properties Ltd.	455,708	472,671
Harmony Gold Mining Co. Ltd.	20,200	405,255
Hyprop Investments Ltd.	59,016	203,668
Impala Platinum Holdings Ltd.	46,832	735,972
Kumba Iron Ore Ltd.(2)	7,137	151,477
Lesaka Technologies, Inc.(1)(2)	20,900	99,693
Life Healthcare Group Holdings Ltd.	221,186	152,069
Momentum Group Ltd.	55,756	128,751
Mr Price Group Ltd.	16,841	178,171
MTN Group Ltd.	399,744	4,092,458
Naspers Ltd., Class N	73,175	4,880,148
NEPI Rockcastle NV	96,719	854,626
Netcare Ltd.	282,119	270,196
Northam Platinum Holdings Ltd.	26,725	542,329
Pick n Pay Stores Ltd.(1)	61,328	92,136
PSG Financial Services Ltd.	170,988	281,685
Redefine Properties Ltd.	1,116,606	404,722
Resilient REIT Ltd.	45,890	221,987
SA Corporate Real Estate Ltd.	932,087	202,306
Sanlam Ltd.	47,771	283,873
Santam Ltd.	7,291	188,219
Sasol Ltd.(1)	27,126	173,076
Shoprite Holdings Ltd.	57,942	945,361
Sibanye Stillwater Ltd.(1)(2)	170,171	620,409
SPAR Group Ltd.(1)	30,000	173,039
Standard Bank Group Ltd.	30,572	536,247
Telkom SA SOC Ltd.	68,155	243,200
Thungela Resources Ltd.	33,593	194,831
Tiger Brands Ltd.	16,500	364,889
Valterra Platinum Ltd.	3,440	291,329
Vodacom Group Ltd.	94,111	804,778
Vukile Property Fund Ltd.	270,501	408,881
Woolworths Holdings Ltd.	68,586	231,728
		$ 29,146,345
South Korea — 5.3%
ABLBio, Inc.(1)	4,991	$ 690,807

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Alteogen, Inc.(1)	1,871	$ 583,811
AMOREPACIFIC Corp.	2,054	170,111
AMOREPACIFIC Holdings Corp.	5,071	94,413
Celltrion Pharm, Inc.	3,032	121,946
Celltrion, Inc.	6,437	807,736
Cheil Worldwide, Inc.(1)	11,267	164,105
CJ Corp.	1,100	131,452
Cosmax, Inc.(1)	1,200	135,881
Coway Co. Ltd.	3,444	207,321
DL E&C Co. Ltd.	4,736	135,276
E-MART, Inc.	1,921	108,306
Green Cross Corp.(1)	1,257	138,619
GS Holdings Corp.	2,483	97,026
GS P&L Co. Ltd.(1)	977	28,503
GS Retail Co. Ltd.	4,122	57,503
Hana Financial Group, Inc.	3,314	216,227
Hankook Tire & Technology Co. Ltd.	3,124	126,608
Hanmi Pharm Co. Ltd.(1)	1,361	428,053
Hanmi Science Co. Ltd.(1)	3,183	80,166
Hanmi Semiconductor Co. Ltd.	1,400	124,114
Hanwha Aerospace Co. Ltd.	180	117,549
Hanwha Corp.	6,800	385,019
Hanwha Solutions Corp.	7,579	141,170
HD Hyundai Co. Ltd.	3,091	404,583
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,315	371,056
Hotel Shilla Co. Ltd.(1)	2,448	75,815
HYBE Co. Ltd.	834	190,812
Hyosung TNC Corp.	813	125,486
Hyundai Engineering & Construction Co. Ltd.	3,203	156,094
Hyundai Glovis Co. Ltd.	2,744	344,428
Hyundai Mobis Co. Ltd.	2,118	549,581
Hyundai Motor Co.	4,179	862,997
Hyundai Steel Co.	3,100	66,774
ISU Petasys Co. Ltd.	951	78,862
JYP Entertainment Corp.	1,303	65,469
Kakao Corp.	8,513	355,003
Kangwon Land, Inc.	9,384	123,320
KB Financial Group, Inc.	2,517	216,675
Kia Corp.	6,357	538,905
KIWOOM Securities Co. Ltd.	1,210	243,242
Kolmar Korea Co. Ltd.	1,614	69,540
Korea Zinc Co. Ltd.	495	450,485
Korean Air Lines Co. Ltd.	6,176	96,543
Krafton, Inc.(1)	1,400	238,543
KT&G Corp.	6,681	658,355
Kumho Petrochemical Co. Ltd.	1,229	102,936
Security	Shares	Value
South Korea (continued)
LG Chem Ltd.	2,187	$ 505,882
LG Corp.	949	53,170
LG Electronics, Inc.	4,500	287,137
LG Energy Solution Ltd.(1)	298	76,209
LG H&H Co. Ltd.	582	104,355
LG Uplus Corp.	22,484	229,550
LigaChem Biosciences, Inc.(1)	1,888	227,033
Lotte Chemical Corp.	2,527	123,313
LS Corp.	761	105,900
Naver Corp.	7,085	1,190,999
NCSoft Corp.	883	123,643
NongShim Co. Ltd.	480	143,748
Orion Corp.	1,169	85,659
Peptron, Inc.(1)	684	120,558
POSCO Holdings, Inc.	3,772	799,656
S-1 Corp.	2,867	143,397
Samsung Biologics Co. Ltd.(1)(4)	661	776,136
Samsung C&T Corp.	1,958	325,210
Samsung Electro-Mechanics Co. Ltd.	799	141,405
Samsung Electronics Co. Ltd.	68,607	5,750,288
Samsung Episholdings Co. Ltd.(1)	355	183,100
Samsung SDI Co. Ltd.(1)	1,002	187,365
Samyang Foods Co. Ltd.	397	338,978
Seegene, Inc.	3,878	63,996
Shinhan Financial Group Co. Ltd.	4,018	213,957
Shinsegae, Inc.	779	133,459
SK Biopharmaceuticals Co. Ltd.(1)	1,744	150,748
SK Chemicals Co. Ltd.	3,855	175,049
SK Hynix, Inc.	7,125	3,226,754
SK Innovation Co. Ltd.	2,756	193,434
SK Telecom Co. Ltd.	3,158	117,252
SK, Inc.	1,290	230,206
SKC Co. Ltd.(1)	921	66,892
ST Pharm Co. Ltd.	1,947	160,931
Yuhan Corp.	7,064	549,881
Zyle Motors Corp.(1)(3)	4,895	0
		$ 28,982,476
Sri Lanka — 0.7%
Access Engineering PLC	955,420	$ 225,900
Alumex PLC	1,533,880	101,088
Ceylon Tobacco Co. PLC	47,722	265,907
Commercial Bank of Ceylon PLC	404,487	262,324
Dialog Axiata PLC	3,654,977	352,051
Hatton National Bank PLC	215,435	277,270
Hayleys PLC	255,312	161,399

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sri Lanka (continued)
Hemas Holdings PLC	1,713,775	$ 192,036
John Keells Holdings PLC	7,672,550	537,406
Lanka IOC PLC	232,155	96,611
Melstacorp PLC	555,767	312,137
National Development Bank PLC	320,191	146,050
Nations Trust Bank PLC	187,375	189,361
Piramal Glass Ceylon PLC	683,370	121,192
Sampath Bank PLC	611,958	289,505
Teejay Lanka PLC	605,271	68,155
Tokyo Cement Co. Lanka PLC	278,632	85,277
		$ 3,683,669
Taiwan — 8.3%
Accton Technology Corp.	13,000	$ 490,581
Advantech Co. Ltd.	16,890	154,428
AirTAC International Group	10,000	294,721
ASE Technology Holding Co. Ltd.	77,247	609,086
Asia Cement Corp.	125,967	148,973
Asia Vital Components Co. Ltd.	5,000	239,973
Asustek Computer, Inc.	18,174	315,913
AUO Corp.	145,600	56,643
Bizlink Holding, Inc.	17,775	858,734
Bora Pharmaceuticals Co. Ltd.	14,025	217,151
Caliway Biopharmaceuticals Co. Ltd.(1)	92,770	457,861
Catcher Technology Co. Ltd.	27,100	179,072
Cathay Financial Holding Co. Ltd.	193,989	467,937
Center Laboratories, Inc.	161,741	214,210
Chailease Holding Co. Ltd.	20,816	69,775
Charoen Pokphand Enterprise	28,000	117,136
Cheng Shin Rubber Industry Co. Ltd.	186,010	174,542
China Airlines Ltd.	272,963	175,239
China Petrochemical Development Corp.(1)	407,426	100,753
China Steel Corp.	716,815	433,085
Chroma ATE, Inc.	20,000	494,669
Chung-Hsin Electric & Machinery Manufacturing Corp.	49,000	232,796
Chunghwa Telecom Co. Ltd.	437,780	1,819,634
Compal Electronics, Inc.	138,000	133,302
CTBC Financial Holding Co. Ltd.	284,000	453,772
Delta Electronics, Inc.	31,356	956,481
E Ink Holdings, Inc.	25,000	157,073
E.Sun Financial Holding Co. Ltd.	176,702	189,779
Eclat Textile Co. Ltd.	20,000	244,692
Elite Material Co. Ltd.	4,000	209,568
EVA Airways Corp.	223,334	259,699
Evergreen Marine Corp. Taiwan Ltd.	115,113	694,414
Far Eastern Department Stores Ltd.	176,642	123,708
Security	Shares	Value
Taiwan (continued)
Far Eastern New Century Corp.	470,313	$ 415,891
Far EasTone Telecommunications Co. Ltd.	184,776	518,865
Feng Hsin Steel Co. Ltd.	40,000	78,028
Feng tay Enterprise Co. Ltd.	57,000	211,095
First Financial Holding Co. Ltd.	198,883	185,970
Formosa Chemicals & Fibre Corp.	218,000	222,347
Formosa Petrochemical Corp.	128,153	194,600
Formosa Plastics Corp.	200,959	249,203
Fortune Electric Co. Ltd.	11,000	266,848
Fubon Financial Holding Co. Ltd.	107,321	328,472
Fusheng Precision Co. Ltd.	12,000	97,460
Gamania Digital Entertainment Co. Ltd.	52,000	86,478
Giant Manufacturing Co. Ltd.	25,420	74,801
Globalwafers Co. Ltd.	7,000	90,342
Goldsun Building Materials Co. Ltd.	143,000	172,295
Grape King Bio Ltd.	17,000	68,387
Great Tree Pharmacy Co. Ltd.	15,818	47,088
Great Wall Enterprise Co. Ltd.	110,602	178,968
Highwealth Construction Corp.	273,694	350,310
Hiwin Technologies Corp.	19,233	118,648
Hon Hai Precision Industry Co. Ltd.	152,806	1,120,117
Hota Industrial Manufacturing Co. Ltd.	47,000	83,319
Hotai Motor Co. Ltd.	32,640	570,312
Hua Nan Financial Holdings Co. Ltd.	180,025	177,650
Huaku Development Co. Ltd.	53,115	197,019
Innolux Corp.	156,302	84,823
International Games System Co. Ltd.	36,000	825,971
Inventec Corp.	91,000	124,096
KGI Financial Holding Co. Ltd.	292,900	160,579
Kinpo Electronics	229,000	163,171
Largan Precision Co. Ltd.	2,042	161,592
Lian HWA Food Corp.	23,100	71,668
Lien Hwa Industrial Holdings Corp.	124,007	187,429
Lite-On Technology Corp.	57,000	296,532
Lotus Pharmaceutical Co. Ltd.	41,000	368,700
Lumosa Therapeutics Co. Ltd.(1)	19,000	117,570
Makalot Industrial Co. Ltd.	14,280	131,074
MediaTek, Inc.	21,664	983,658
Medigen Vaccine Biologics Corp.(1)	60,000	71,907
Mega Financial Holding Co. Ltd.	198,358	252,594
Merida Industry Co. Ltd.	44,907	117,853
momo.com, Inc.	9,459	62,456
Nan Kang Rubber Tire Co. Ltd.	88,729	104,937
Nan Ya Plastics Corp.	298,378	570,566
Nanya Technology Corp.(1)	51,165	314,034
Nien Made Enterprise Co. Ltd.	27,000	310,114

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Novatek Microelectronics Corp.	15,479	$ 184,039
Pegatron Corp.	36,486	79,592
Pegavision Corp.	8,685	78,667
PharmaEssentia Corp.	32,182	480,728
Pharmally International Holding Co. Ltd.(1)(3)	38,000	0
Pou Chen Corp.	321,309	307,566
Poya International Co. Ltd.	7,070	98,905
President Chain Store Corp.	59,716	420,448
Quanta Computer, Inc.	35,000	302,291
Realtek Semiconductor Corp.	17,542	272,369
Ruentex Development Co. Ltd.	121,824	115,374
Ruentex Industries Ltd.	76,421	134,061
Sanyang Motor Co. Ltd.	131,000	255,860
Shanghai Commercial & Savings Bank Ltd.	105,184	135,826
Simplo Technology Co. Ltd.	12,652	144,350
SinoPac Financial Holdings Co. Ltd.	286,768	260,898
Synmosa Biopharma Corp.	114,319	117,812
Synnex Technology International Corp.	30,569	56,344
TA Chen Stainless Pipe Co. Ltd.	149,625	169,642
TaiMed Biologics, Inc.(1)	38,000	73,882
Tainan Spinning Co. Ltd.	359,407	151,281
Taiwan Cooperative Financial Holding Co. Ltd.	242,898	187,823
Taiwan High Speed Rail Corp.	159,000	141,663
Taiwan Hon Chuan Enterprise Co. Ltd.	42,934	165,266
Taiwan Mobile Co. Ltd.	190,858	658,501
Taiwan Semiconductor Manufacturing Co. Ltd.	231,747	11,392,047
Tatung Co. Ltd.	162,450	163,013
TCC Group Holdings Co. Ltd.	525,497	387,557
TCI Co. Ltd.	17,000	59,604
Tong Yang Industry Co. Ltd.	86,000	265,221
TS Financial Holding Co. Ltd.	296,928	192,765
TTY Biopharm Co. Ltd.	48,780	126,498
Tung Ho Steel Enterprise Corp.	49,000	99,166
Unimicron Technology Corp.	39,000	272,331
Uni-President Enterprises Corp.	557,588	1,367,175
United Integrated Services Co. Ltd.	8,000	242,346
United Microelectronics Corp.	188,323	294,083
Vanguard International Semiconductor Corp.	35,522	103,736
Walsin Lihwa Corp.	195,935	198,012
Wan Hai Lines Ltd.	84,000	209,956
Wistron Corp.	95,000	454,008
Wiwynn Corp.	3,000	427,400
Yageo Corp.	30,732	225,268
Yang Ming Marine Transport Corp.	83,000	146,761
Yieh Phui Enterprise Co. Ltd.(1)	90,234	43,248
Yuanta Financial Holding Co. Ltd.	293,071	366,210
Security	Shares	Value
Taiwan (continued)
Yulon Motor Co. Ltd.	92,928	$ 97,866
YungShin Global Holding Corp.	59,000	106,993
		$ 45,565,689
Thailand — 4.8%
Advanced Info Service PCL(7)	158,500	$ 1,573,923
Airports of Thailand PCL(7)	746,700	1,252,707
Amata Corp. PCL(7)	203,300	106,569
AP Thailand PCL(7)	549,560	149,787
Bangchak Corp. PCL(7)	112,600	92,802
Bangkok Airways PCL(7)	176,700	82,901
Bangkok Bank PCL(7)	42,500	228,507
Bangkok Chain Hospital PCL(7)	621,500	205,090
Bangkok Dusit Medical Services PCL, Class F(7)	2,210,500	1,353,830
Bangkok Expressway & Metro PCL(7)	1,507,454	255,547
Berli Jucker PCL(7)	120,700	55,170
BTS Group Holdings PCL(1)(7)	1,641,700	118,612
Bumrungrad Hospital PCL(7)	203,300	1,015,929
Cal-Comp Electronics (Thailand) PCL, Class F(7)	6,212,000	887,669
Carabao Group PCL(7)	53,100	73,198
Central Pattana PCL(7)	214,700	375,936
Central Plaza Hotel PCL(7)	111,800	121,335
Central Retail Corp. PCL(7)	707,200	403,647
CH. Karnchang PCL(7)	194,800	73,405
Charoen Pokphand Foods PCL(7)	416,300	288,163
CP ALL PCL(7)	441,900	610,244
CP Axtra PCL(7)	184,499	91,832
Delta Electronics (Thailand) PCL(7)	1,119,200	6,108,032
Electricity Generating PCL(7)	15,400	55,714
Global Power Synergy PCL, Class F(7)	49,200	56,078
Gulf Development PCL(1)(7)	992,749	1,310,247
Hana Microelectronics PCL(7)	291,200	149,974
Home Product Center PCL(7)	912,260	192,263
Indorama Ventures PCL(7)	737,871	376,051
Jaymart Group Holdings PCL(7)	296,700	64,824
Kasikornbank PCL(7)	62,500	385,483
KCE Electronics PCL(7)	123,300	71,023
Kiatnakin Phatra Bank PCL(7)	28,900	62,283
Krung Thai Bank PCL(7)	407,925	365,511
Mega Lifesciences PCL(7)	234,200	248,547
Minor International PCL(7)	896,936	689,656
Osotspa PCL(7)	196,800	100,506
Plan B Media PCL(7)	483,200	59,683
Praram 9 Hospital PCL(7)	262,700	155,836
PTT Exploration & Production PCL(7)	197,016	704,483
PTT Global Chemical PCL(7)	417,905	277,719

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Thailand (continued)
PTT Oil & Retail Business PCL(7)	545,300	$ 229,772
PTT PCL(7)	1,205,700	1,224,319
Quality Houses PCL(7)	1,804,283	76,042
Ratch Group PCL(7)	152,400	142,527
Samart Corp. PCL(7)	377,300	65,884
Sansiri PCL(7)	1,825,800	77,517
SCB X PCL(7)	50,500	222,567
SCG Packaging PCL(7)	476,300	258,118
Siam Cement PCL(7)	112,511	654,948
Siam City Cement PCL(7)	30,000	135,599
Siam Global House PCL(7)	472,700	95,173
Sri Trang Agro-Industry PCL(7)	170,600	65,931
Sri Trang Gloves (Thailand) PCL(7)	634,100	185,007
Star Petroleum Refining PCL(7)	362,600	67,735
Supalai PCL(7)	148,400	80,082
SVI PCL(7)	380,300	87,990
Thai Beverage PCL(2)(7)	920,000	328,949
Thai Union Group PCL(7)	480,092	194,749
Tipco Asphalt PCL(7)	223,400	97,021
TOA Paint (Thailand) PCL(7)	233,300	100,680
TPI Polene PCL(7)	2,914,200	63,802
True Corp. PCL(7)	3,065,704	1,059,428
TTW PCL(7)	236,900	68,055
WHA Corp. PCL(7)	1,492,700	154,645
		$ 26,587,256
Tunisia — 0.5%
Attijari Bank	9,449	$ 218,638
Banque de Tunisie	74,880	165,831
Banque Internationale Arabe de Tunisie	6,849	262,874
Carthage Cement(1)	371,834	242,034
Euro Cycles SA	24,412	105,528
Poulina Group	91,623	586,054
Societe D'Articles Hygieniques SA	86,810	417,403
Societe Frigorifique et Brasserie de Tunis SA	143,105	623,700
Telnet Holding	22,509	53,251
Union Internationale de Banques SA	16,934	145,349
		$ 2,820,662
Turkey — 4.5%
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim AS(1)	243,500	$ 127,565
Akbank TAS	270,991	439,674
Akcansa Cimento AS	15,500	59,673
Akfen Yenilenebilir Enerji AS(1)	276,224	105,483
Aksa Akrilik Kimya Sanayii AS	527,196	120,485
Aksa Enerji Uretim AS(1)	306,798	517,393
Security	Shares	Value
Turkey (continued)
Alarko Holding AS	34,678	$ 82,195
Anadolu Efes Biracilik ve Malt Sanayii AS	391,660	143,136
Arcelik AS(1)	94,450	221,843
ARD Grup Bilisim Teknolojileri AS	160,007	123,580
Aselsan Elektronik Sanayi ve Ticaret AS	107,800	580,829
Aygaz AS	100,427	465,264
Baticim Bati Anadolu Cimento Sanayii AS(1)	552,513	49,048
BIM Birlesik Magazalar AS	111,133	1,387,343
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	10,600	136,869
Can2 Termik AS(1)	2,184,776	101,705
Cimsa Cimento Sanayi ve Ticaret AS	83,927	90,752
Coca-Cola Icecek AS	232,793	318,550
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR(1)	49,300	122,264
Dogan Sirketler Grubu Holding AS	395,182	155,814
Dogus Otomotiv Servis ve Ticaret AS	35,707	156,260
EGE Endustri ve Ticaret AS	456	85,917
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,985,507	942,909
Enerjisa Enerji AS(4)	255,322	536,943
Enerya Enerji AS	1,185,517	264,685
Enka Insaat ve Sanayi AS	171,636	314,847
Eregli Demir ve Celik Fabrikalari TAS	955,470	529,478
Fenerbahce Futbol AS(1)	27,500	5,909
Ford Otomotiv Sanayi AS	297,060	640,470
GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret AS	61,786	286,110
Gubre Fabrikalari TAS(1)	21,886	177,236
Haci Omer Sabanci Holding AS	73,522	143,987
Hektas Ticaret TAS(1)	2,521,214	179,399
Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim AS, Class A(1)	106,159	229,958
Is Gayrimenkul Yatirim Ortakligi AS(1)	927,266	452,887
Isiklar Enerji ve Yapi Holding AS(1)	289,700	448,941
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	219,426	128,690
Karsan Otomotiv Sanayii ve Ticaret AS(1)	269,300	57,649
KOC Holding AS	129,168	506,773
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS(1)	7,537	38,064
Logo Yazilim Sanayi ve Ticaret AS	147,998	518,440
Margun Enerji Uretim Sanayi ve Ticaret AS(1)	559,130	496,715
Mavi Giyim Sanayi ve Ticaret AS, Class B(4)	223,800	226,527
MIA Teknoloji AS(1)	300,300	275,125
Migros Ticaret AS	32,232	391,646
MLP Saglik Hizmetleri AS(1)(4)	99,775	883,323
NET Holding AS(1)	71,800	80,923
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	1,320,894	155,791
Odine Solutions Teknoloji Ticaret ve Sanayi AS(1)	59,781	423,549
Oyak Cimento Fabrikalari AS	267,071	143,081

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Pegasus Hava Tasimaciligi AS(1)	50,156	$ 223,535
Petkim Petrokimya Holding AS(1)	282,818	106,757
Sasa Polyester Sanayi AS(1)	2,581,712	167,000
Selcuk Ecza Deposu Ticaret ve Sanayi AS	128,343	259,939
Sok Marketler Ticaret AS(1)	108,409	128,707
TAB Gida Sanayi ve Ticaret AS	26,900	130,899
TAV Havalimanlari Holding AS(1)	18,200	126,311
Tofas Turk Otomobil Fabrikasi AS	60,130	345,162
Trust Anadolu Metal Madencilik Isletmeleri AS(1)	48,179	116,936
Turk Altin Isletmeleri AS(1)	247,800	235,965
Turk Hava Yollari AO	67,141	419,463
Turk Telekomunikasyon AS(1)	417,089	558,304
Turk Traktor ve Ziraat Makineleri AS	3,320	40,185
Turkcell Iletisim Hizmetleri AS	1,060,818	2,296,921
Turkiye Is Bankasi AS, Class C	782,177	256,089
Turkiye Petrol Rafinerileri AS	684,967	2,938,432
Turkiye Sise ve Cam Fabrikalari AS	149,987	133,768
Ulker Biskuvi Sanayi AS	72,512	182,117
Vestel Elektronik Sanayi ve Ticaret AS(1)	57,591	38,443
Yapi ve Kredi Bankasi AS(1)	316,986	266,914
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,504,758	821,276
Zorlu Enerji Elektrik Uretim AS(1)	1,642,900	117,398
		$ 24,982,218
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	99,231	$ 386,124
Abu Dhabi National Oil Co. for Distribution PJSC	825,400	876,737
ADNOC Drilling Co. PJSC	922,000	1,340,559
ADNOC Gas PLC	476,000	460,057
ADNOC Logistics & Services	148,200	238,855
Agthia Group PJSC	145,477	149,516
Air Arabia PJSC	646,580	819,333
Aldar Properties PJSC	412,264	975,722
Americana Restaurants International PLC	576,212	253,940
Apex Investment Co. PSC(1)	234,400	230,764
Borouge PLC	456,142	326,535
Dana Gas PJSC	1,234,795	289,118
Dubai Electricity & Water Authority PJSC	2,100,300	1,582,606
Dubai Investments PJSC	527,093	512,687
Emaar Properties PJSC	303,415	1,157,996
Emirates Telecommunications Group Co. PJSC	249,055	1,242,998
EMSTEEL Building Materials PJSC(1)	208,300	63,433
Fertiglobe PLC	221,017	149,669
First Abu Dhabi Bank PJSC	296,080	1,405,717
Ghitha Holding PJSC(1)	6,700	31,460
Security	Shares	Value
United Arab Emirates (continued)
Modon Holding PSC(1)	189,500	$ 173,212
Salik Co. PJSC	154,007	266,138
		$ 12,933,176
United States — 0.0%†
Powerfleet, Inc.(1)	1	$ 5
		$ 5
Vietnam — 2.9%
Bank for Foreign Trade of Vietnam JSC	444,182	$ 970,141
Bank for Investment & Development of Vietnam JSC	69,676	102,963
Binh Minh Plastics JSC	29,100	193,575
DABACO Vietnam Group JSC(1)	72,900	74,950
Development Investment Construction JSC(1)	235,340	149,477
Digiworld Corp.	150,540	222,824
Duc Giang Chemicals JSC	101,000	262,642
FLC Faros Construction JSC(1)(3)	6	0
FPT Digital Retail JSC(1)	85,243	484,398
Gelex Group JSC	213,360	353,346
Ha Do Group JSC(1)	122,210	126,774
HAGL JSC(1)	283,740	189,202
Hoa Phat Group JSC(1)	1,711,358	1,715,012
Hoa Sen Group	163,770	97,990
Hoang Huy Investment Financial Services JSC(1)	365,001	253,251
Idico Corp. JSC	103,730	143,378
KIDO Group Corp.(1)	48,035	94,958
Kinh Bac City Development Holding Corp.(1)	283,960	380,539
Masan Group Corp.(1)	258,232	755,598
Nam Kim Steel JSC(1)	91,500	51,628
PC1 Group JSC(1)	146,459	125,410
PetroVietnam Drilling & Well Services JSC	459,477	494,579
Petrovietnam Fertilizer & Chemicals JSC	139,866	118,269
PetroVietnam Gas JSC	99,718	274,416
PetroVietnam Nhon Trach 2 Power JSC	91,200	84,358
PetroVietnam Power Corp.(1)	1,429,547	689,036
PetroVietnam Technical Services Corp.(1)	99,373	129,525
Petrovietnam Transportation Corp.(1)	152,169	106,345
Phat Dat Real Estate Development Corp.(1)	71,604	50,961
Saigon - Hanoi Commercial Joint Stock Bank	171,739	106,582
Tasco JSC(1)	130,800	78,575
Thanh Thanh Cong - Bien Hoa JSC(1)	137,755	131,366
Vietcap Securities JSC	79,599	106,649
Vietjet Aviation JSC(1)	90,994	721,689
Vietnam Airlines JSC(1)	163,568	154,672
Vietnam Construction and Import-Export JSC	140,096	120,260
Vietnam Dairy Products JSC	303,448	705,484

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Viglacera Corp. JSC	76,800	$ 121,934
Vincom Retail JSC(1)	114,413	146,263
Vingroup JSC(1)	641,158	4,120,471
Vinh Hoan Corp.	54,240	115,587
Vinhomes JSC(1)(4)	117,200	551,668
VIX Securities JSC(1)	327,810	279,200
		$ 16,155,945
Total Common Stocks (identified cost $257,751,756)		$557,179,167

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
Oman — 0.0%†
Nizwa Sukuk SPC, Series 2, 6.00%, 6/4/30	OMR	28	$ 73
Total Convertible Bonds (identified cost $4,013)			$ 73

Rights — 0.0%†
Security	Shares	Value
Morocco — 0.0%†
Bank of Africa, Exp. 10/26/26(1)	22	$ 11
		$ 11
Vietnam — 0.0%†
PetroVietnam Power Corp. Exp. 1/9/26(1)	1,201,300	$ 14,670
		$ 14,670
Total Rights (identified cost $0)		$ 14,681

Short-Term Investments — 0.9%
Affiliated Fund — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(8)	9,552	$ 9,552
Total Affiliated Fund (identified cost $9,552)		$ 9,552

Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(9)	5,156,152	$ 5,156,152
Total Securities Lending Collateral (identified cost $5,156,152)		$ 5,156,152
Total Short-Term Investments (identified cost $5,165,704)		$ 5,165,704

Total Investments — 101.9% (identified cost $262,921,473)	$562,359,625
Other Assets, Less Liabilities — (1.9)%	$(10,750,919)
Net Assets — 100.0%	$551,608,706
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $24,324,082.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $22,115,880 or 4.0% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of these securities is $3,744,322 or 0.7% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of December 31, 2025.
(9)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.5%	$69,007,869
Materials	11.7	64,706,381
Information Technology	10.9	60,187,787
Industrials	10.3	56,441,817
Communication Services	10.0	55,287,623
Consumer Discretionary	9.2	50,863,392
Consumer Staples	8.9	49,236,135
Health Care	8.2	45,026,884
Energy	8.1	44,837,769
Utilities	5.8	32,145,328
Real Estate	5.4	29,452,936
Short-Term Investments	0.9	5,165,704
Total Investments	101.9%	$562,359,625
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares
Currency Abbreviations:
OMR	– Omani Rial

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Statement of Assets and Liabilities (Unaudited)

December 31, 2025
Assets
Unaffiliated investments, at value (identified cost $262,911,921) — including $24,324,082 of securities on loan	$562,350,073
Affiliated investments, at value (identified cost $9,552)	9,552
Cash	392,082
Foreign currency, at value (identified cost $1,200,718)	1,206,916
Interest and dividends receivable	929,179
Dividends receivable from affiliated investments	2,286
Receivable for investments sold	5,520,157
Receivable for Fund shares sold	36,507
Securities lending income receivable	17,258
Tax reclaims receivable	140,702
Trustees' deferred compensation plan	250,489
Total assets	$570,855,201
Liabilities
Payable for line of credit	$8,330,000
Collateral for securities loaned	5,156,152
Payable for investments purchased	687,220
Payable for Fund shares redeemed	844,264
Payable to affiliates:
Investment adviser fee	218,168
Administration fee	242,521
Trustees' deferred compensation plan	250,489
Accrued foreign capital gains taxes	3,257,470
Accrued expenses	260,211
Total liabilities	$19,246,495
Net Assets	$551,608,706
Sources of Net Assets
Paid-in capital	$265,756,085
Distributable earnings	285,852,621
Net Assets	$551,608,706
Class I Shares
Net Assets	$551,608,706
Shares Outstanding	11,355,139
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$48.58

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $915,707)	$7,747,183
Dividend income from affiliated investments	13,510
Interest income (net of foreign taxes withheld of $200)	7,833
Securities lending income, net	98,612
Total investment income	$7,867,138
Expenses
Investment adviser fee	$1,274,117
Administration fee	1,415,685
Interest expense and fees	16,025
Total expenses	$2,705,827
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$487
Total expense reductions	$487
Net expenses	$2,705,340
Net investment income	$5,161,798
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $51,213)	$16,350,201
Foreign currency transactions	(62,266)
Net realized gain	$16,287,935
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $106,725)	$47,242,787
Foreign currency	(121,457)
Net change in unrealized appreciation (depreciation)	$47,121,330
Net realized and unrealized gain	$63,409,265
Net increase in net assets from operations	$68,571,063

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Statements of Changes in Net Assets

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,161,798	$13,953,360
Net realized gain	16,287,935	9,957,796
Net change in unrealized appreciation (depreciation)	47,121,330	42,841,062
Net increase in net assets from operations	$68,571,063	$66,752,218
Distributions to shareholders:
Class I	$(25,665,524)	$(21,232,588)
Total distributions to shareholders	$(25,665,524)	$(21,232,588)
Transactions in shares of beneficial interest:
Class I	$(18,461,914)	$(18,263,862)
Net decrease in net assets from Fund share transactions	$(18,461,914)	$(18,263,862)
Net increase in net assets	$24,443,625	$27,255,768
Net Assets
At beginning of period	$527,165,081	$499,909,313
At end of period	$551,608,706	$527,165,081

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Financial Highlights

	Class I
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$44.99	$41.20	$39.96	$40.54	$54.69	$40.37
Income (Loss) From Operations
Net investment income(1)	$0.45	$1.17	$1.04	$1.26	$1.27	$0.86
Net realized and unrealized gain (loss)	5.46	4.43	2.52	2.09	(10.80)	14.35
Total income (loss) from operations	$5.91	$5.60	$3.56	$3.35	$(9.53)	$15.21
Less Distributions
From net investment income	$(1.62)	$(1.40)	$(1.47)	$(1.56)	$(1.24)	$(0.89)
From net realized gain	(0.70)	(0.41)	(0.85)	(2.37)	(3.38)	—
Total distributions	$(2.32)	$(1.81)	$(2.32)	$(3.93)	$(4.62)	$(0.89)
Net asset value — End of period	$48.58	$44.99	$41.20	$39.96	$40.54	$54.69
Total Return(2)	13.11%(3)	14.23%	9.15%	8.77%	(18.63)%	37.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$551,609	$527,165	$499,909	$496,108	$540,881	$838,973
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.96%(5)	0.96%	0.96%	0.96%	0.96%	0.96%
Net expenses	0.96%(5)(6)	0.96%(6)	0.96%(6)	0.96%(6)	0.96%(6)	0.96%
Net investment income	1.82%(5)	2.80%	2.58%	3.18%	2.59%	1.79%
Portfolio Turnover	1%(3)	9%	10%	13%	14%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended December 31, 2025 and the years ended June 30, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Notes to Financial Statements (Unaudited) — continued

Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to December 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$290,799,877
Gross unrealized appreciation	$296,251,950
Gross unrealized depreciation	(24,692,202)
Net unrealized appreciation	$271,559,748
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the six months ended December 31, 2025, the investment adviser fee amounted to $1,274,117.
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended December 31, 2025, the investment adviser fee paid was reduced by $487 relating to the Fund's investment in the Liquidity Fund.
The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended December 31, 2025, the administration fee amounted to $1,415,685. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $6,196,502 and $38,352,926, respectively, for the six months ended December 31, 2025.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Notes to Financial Statements (Unaudited) — continued

5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	64,928	$ 3,123,140	230,513	$ 9,640,481
Issued to shareholders electing to receive payments of distributions in Fund shares	392,905	19,079,471	405,136	16,055,531
Redemptions	(818,868)	(40,664,525)	(1,053,484)	(43,959,874)
Net decrease	(361,035)	$(18,461,914)	(417,835)	$(18,263,862)
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2025, the Fund had a balance outstanding pursuant to this line of credit of $8,330,000 at an annual interest rate of 4.64%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2025. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2025. Average borrowings and the average annual interest rate (excluding fees) for the six months ended December 31, 2025 were $570,054 and 4.70%, respectively.
7  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At December 31, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $24,324,082 and $25,506,749, respectively. Collateral received was comprised of cash of $5,156,152 and U.S. government and/or agencies securities of $20,350,597. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$5,156,152	$ —	$ —	$ —	$5,156,152
The carrying amount of the liability for collateral for securities loaned at December 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2025.
8  Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $9,552, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$705,866	$16,588,020	$(17,284,334)	$ —	$ —	$9,552	$13,510	9,552
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ 945,477	$ 49,070,287	$ 0	$ 50,015,764
Asia	10,770,085	277,454,794	0	288,224,879
Developed Europe	92,340	2,818,189	—	2,910,529
Emerging Europe	390,636	71,541,060	0	71,931,696
Latin America	49,410,658	37,261,339	68,767	86,740,764
Middle East	306,098	57,049,432	0	57,355,530
North America	5	—	—	5
Total Common Stocks	$61,915,299	$495,195,101**	$68,767	$557,179,167

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2025
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Convertible Bonds	$ —	$ 73	$ —	$ 73
Rights	11	14,670	—	14,681
Short-Term Investments:
Affiliated Fund	9,552	—	—	9,552
Securities Lending Collateral	5,156,152	—	—	5,156,152
Total Investments	$67,081,014	$ 495,209,844	$68,767	$562,359,625
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2025 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

This Page Intentionally Left Blank

EITEX-NCSR    12.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	February 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	February 24, 2026